Income Taxes (Details 4) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax [Line Items]
Expected income tax expense	$ 12,818	$ 11,201	$ 2,857
Tax on undistributed retained earnings	4,700	3,341	1,718
Tax-exempted income	(2,392)	(2,921)	(836)
Tax benefit resulting from setting aside legal reserve from prior year’s income	(558)	(571)	(164)
Realized tax losses on investments in subsidiaries due to capital reduction to offset the accumulated deficit	0	(6,157)	(1,821)
Increase in investment tax credits	0	(1,210)	(3,533)
Expired investment tax credits	0	5,302	1,841
Increase in deferred tax asset valuation allowance	3,146	8,219	8,583
Non-deductible share-based compensation expenses	2	53	589
Changes in unrecognized tax benefits related to prior year tax positions, net of its impact to tax-exempted income	(215)	658	(6,759)
Tax effect resulting from foreign currency matters	2,278	(3,607)	3,160
Foreign tax rate differential	612	1,415	1,350
Variance from audits, amendments and examinations of prior years’ income tax filings	(1,376)	40	476
Others	461	(15)	(160)
Total income tax expense	$ 19,476	$ 15,748	$ 7,301